12. Income Tax (Details Narrative)	12 Months Ended
Jun. 30, 2017 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 13,051,000
Operating loss carryforward beginning expiration date	Dec. 31, 2030